UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  1391 Main Street
          Springfield, MA  01103

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     M. Eleanor Murphy
Title:    Vice President
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ M. Eleanor Murphy, Springfield, MA, May 14, 2003

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     -0-

Form 13F Information Table Entry Total: 31
Form 13F Information Table Value Total: $265,384


List of Other Included Managers:

None

FORM 13F INFORMATION TABLE

                                   TITLE              VALUE     SHARES  SH/  PUT/  INVSTMT OTH  VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS CUSIP     (X$1000)  PRN/AMT  PRN  CALL  DSCRETN MGRS SOLE SHARED NONE

Amli Residential Pptys Trust         COM   001735109   4961     235675   SH         SOLE        10400       225275
Berkshire Hathaway Inc Del Cl B      COM   084670207  17979       8413   SH         SOLE          290         8123
Carecentric Inc                      COM   14166Y106     13      24989   SH         SOLE            0        24989
Cathay Bancorp Inc                   COM   149150104   8401     215125   SH         SOLE         6700       208425
Cendant Corp                         COM   151313103  26104    2055450   SH         SOLE        64400      1991050
Center Financial Corp                COM   15146E102   5447     356732   SH         SOLE        27979       328753
Chateau Cmntys Inc                   COM   161726104   7451     395279   SH         SOLE        13200       382079
Chubb Corp                           COM   171232101   9500     214350   SH         SOLE         5400       208950
Copart Inc                           COM   217204106   4886     636250   SH         SOLE        17000       619250
CVS Corp		             COM   126650100  14547     609950   SH         SOLE        20600       589350
Devon Energy Corp New                COM   25179M103   9299     192850   SH         SOLE         9100       183750
Diamond Offshore Drilling Inc        COM   25271C102   5190     267400   SH         SOLE         9400       258000
Equity Office Properties Trust       COM   294741103  12260     481725   SH         SOLE        20000       461725
Federal Home Ln Mtg Corp             COM   313400301   9415     177315   SH         SOLE         7300       170015
GBC Bancorp Calif                    COM   361475106  12338     510250   SH         SOLE        18100       492150
Greater Bay Bancorp                  COM   391648102   6305     439400   SH         SOLE        15000       424400
Hanmi Finl Corp                      COM   410495105   8101     476506   SH         SOLE        12254       464252
International Speedway Corp Cl A     COM   460335201   8452     210974   SH         SOLE         6700       204274
Mercury General Corp New             COM   589400100  18624     490743   SH         SOLE        16500       474243
Mestek Inc                           COM   590829107   6002     328147   SH         SOLE        11300       316847
Northeast Utils                      COM   664397106   8021     576250   SH         SOLE        18000       558250
Orthodontic Ctrs Amer Inc            COM   68750P103   3844     737900   SH         SOLE        25000       712900
Post Pptys Inc                       COM   737464107   4137     171287   SH         SOLE         7200       164087
Prima Energy Corp	             COM   741901201   1425      76050   SH         SOLE            0        76050
Progressive Corp Ohio                COM   743315103  14005     236125   SH         SOLE         6100       230025
Silicon Vy Bancshares                COM   827064106    367      20200   SH         SOLE            0        20200
Sun Communities Inc                  COM   866674104   7588     211960   SH         SOLE         6000       205960
Viad Corp                            COM   92552R109  10396     484900   SH         SOLE        19000       465900
Washington Post Co                   COM   939640108  14097      20690   SH         SOLE          775        19915
Washington Tr Bancorp                COM   940610108    313      15500   SH         SOLE            0        15500
Waters Corp                          COM   941848103   5914     279500   SH         SOLE         7000       272500